UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Palo Alto Investors, LLC
           ------------------------------------------------
Address:   470 University Avenue
           Palo Alto, CA 94301
           ------------------------------------------------

Form 13F File Number: 28-10266
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ William L. Edwards
        ------------------------------------
Title:  President of Palo Investors, Manager
        ------------------------------------
Phone:  (650) 325-0772
        ------------------------------------

Signature, Place, and Date of Signing:

/s/ William L. Edwards                 Palo Alto, CA                  05/09/2007
----------------------                 -------------                  ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           80
                                         -----------
Form 13F Information Table Value Total:   $1,396,412
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS   SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -------- -------- ------ ----
Advanced Magnetics Inc.        COM              00163U106    65817  1131662 SH       SOLE              1131662      0    0
Akamai Technologies            COM              00971T101     2747    56470 SH       SOLE                56470      0    0
Alberta Clipper Energy Inc     COM              01285R104     6332  2161300 SH       SOLE              2161300      0    0
Align Technology               COM              016255101    21744   900005 SH       SOLE               900005      0    0
Allis Chalmers Corp            COM              019645506    88522  3850467 SH       SOLE              3850467      0    0
Altus Pharmaceuticals Inc      COM              02216N105      432    37465 SH       SOLE                37465      0    0
Amazon.com, Inc.               COM              023135106      937    13700 SH       SOLE                13700      0    0
Amgen Inc.                     COM              031162100     1935    35000 SH       SOLE                35000      0    0
Amicus Therapeutics            COM              03152w109     2716   290167 SH       SOLE               290167      0    0
Apple, Inc.                    COM              037833100     2905    23800 SH       SOLE                23800      0    0
Arbios Systems Inc.            COM              03875V107      314   461539 SH       SOLE               461539      0    0
ArthroCare Corp                COM              043136100     5104   116247 SH       SOLE               116247      0    0
Atherogenics Inc.              COM              047439104      873   408000 SH       SOLE               408000      0    0
ATP Oil & Gas Corp.            COM              00208J108    23693   487100 SH       SOLE               487100      0    0
ATS Medical                    COM              002083103      114    56500 SH       SOLE                56500      0    0
Auxilium Pharmaceuticals       COM              05334D107    22976  1441375 SH       SOLE              1441375      0    0
Berry Petroleum                COM              085789105    11304   300000 SH       SOLE               300000      0    0
Biogen IDEC Inc.               COM              09062X103     8274   154645 SH       SOLE               154645      0    0
Biomarin Pharmaceuticals Inc   COM              09061G101     6161   343448 SH       SOLE               343448      0    0
BroadVision                    COM              111412607    30112 15131559 SH       SOLE             15131559      0    0
Cache Inc                      COM              127150308    16489  1242600 SH       SOLE              1242600      0    0
Cadence Pharmaceuticals        COM              12738T100     1584   130592 SH       SOLE               130592      0    0
CalFrac Well Services          COM              129584108     8856   450000 SH       SOLE               450000      0    0
Canadian Superior Energy       COM              136644101    35028 10614500 SH       SOLE             10614500      0    0
Carrizo Oil & Gas              COM              144577103    22809   550000 SH       SOLE               550000      0    0
Centennial Bank Holdings       COM              151345303     9274  1094900 SH       SOLE              1094900      0    0
Ceragon Networks               COM              M22013102    13299  1164500 SH       SOLE              1164500      0    0
Chad Therapeutics Inc          COM              157228107      473   340079 SH       SOLE               340079      0    0
Cisco Systems, Inc.            COM              17275R102     2899   104100 SH       SOLE               104100      0    0
Collagenex Pharma              COM              19419B100     8851   713830 SH       SOLE               713830      0    0
Cyberonics                     COM              23251P102    17779  1057009 SH       SOLE              1057009      0    0
Cytyc Corporation              COM              232946103     9452   219252 SH       SOLE               219252      0    0
Digital River                  COM              25388B104    21073   465700 SH       SOLE               465700      0    0
EBay                           COM              278642103     1989    61800 SH       SOLE                61800      0    0
Ember Resources                COM              29081X108     5354  2316300 SH       SOLE              2316300      0    0
Flotek Industries              COM              343389102    53967   900200 SH       SOLE               900200      0    0
Foxhollow Technologies         COM              35166A103    39726  1870331 SH       SOLE              1870331      0    0
Frontier Oil                   COM              35914P105     8754   200000 SH       SOLE               200000      0    0
Gastar Exploration             COM              367299104    25625 12500000 SH       SOLE             12500000      0    0
Genzyme Corporation            COM              372917104     3542    55000 SH       SOLE                55000      0    0
Helmerich Payne                COM              423452101    15054   425000 SH       SOLE               425000      0    0
IDM Pharma                     COM              449394105     6204  2176700 SH       SOLE              2176700      0    0
Kyphon Inc                     COM              501577100    45550   946000 SH       SOLE               946000      0    0
Limelight Networks             COM              53261M104    50509  3166921 SH       SOLE              3166921      0    0
Medivation Inc.                COM              58501n101     1634    80000 SH       SOLE                80000      0    0
Medtronic Inc                  COM              585055106     3536    68175 SH       SOLE                68175      0    0
Merck & Co. Inc                COM              589331107     7301   146610 SH       SOLE               146610      0    0
MGI Pharma Inc.                COM              552880106     6331   283025 SH       SOLE               283025      0    0
Momenta Pharma                 COM              60877T100    24949  2475110 SH       SOLE              2475110      0    0
Nvidia Corp                    COM              67066g104      318     7700 SH       SOLE                 7700      0    0
Nxstage Medical, Inc.          COM              67072V103     8702   673000 SH       SOLE               673000      0    0
Oilexco Inc.                   COM              667909103     1668   137500 SH       SOLE               137500      0    0
On Track Innovation            COM              M8791A109     8461  1342982 SH       SOLE              1342982      0    0
Onyx Pharmaceuticals           COM              683399109    41846  1555620 SH       SOLE              1555620      0    0
Pain Therapeutics              COM              69562K100     2734   313900 SH       SOLE               313900      0    0
Peets Coffee & Tea Inc         COM              705560100    41410  1681275 SH       SOLE              1681275      0    0
Pharmion Corp                  COM              71715B409    18265   630912 SH       SOLE               630912      0    0
Plains Exploration &           COM              726505100    21036   440000 SH       SOLE               440000      0    0
Production, Co.
Portfolio Recovery Associate   COM              73640Q105    21538   358845 SH       SOLE               358845      0    0
Progenics Pharmaceuticals      COM              743187106      230    10675 SH       SOLE                10675      0    0
Questcor Pharmaceuticals, Inc. COM              74835Y101      457  1014900 SH       SOLE              1014900      0    0
Range Resources Corp           COM              75281A109    23531   629000 SH       SOLE               629000      0    0
Rentech Inc.                   COM              760112102    11322  4371600 SH       SOLE              4371600      0    0
Restoration Hardware           COM              760981100    22526  4037000 SH       SOLE              4037000      0    0
Savient Pharma                 COM              80517Q100   125238 10083608 SH       SOLE             10083608      0    0
Spectranectics Corp            COM              84760C107     1167   101300 SH       SOLE               101300      0    0
St. Jude Medical Inc           COM              790849103    57670  1389975 SH       SOLE              1389975      0    0
Sun Microsystems, Inc.         COM              866810104    27043  5141300 SH       SOLE              5141300      0    0
Tesco Corp                     COM              88157K101     6343   201100 SH       SOLE               201100      0    0
The 9 Limited                  COM              88337K104    46507  1005350 SH       SOLE              1005350      0    0
Toreador Resources Corp        COM              891050106    17025  1135000 SH       SOLE              1135000      0    0
Triangle Petroleum Corp        COM              89600B102    14024  6522800 SH       SOLE              6522800      0    0
TXCO Resources Inc.            COM              87311M102     5140   500000 SH       SOLE               500000      0    0
Unica Corp                     COM              904583101    27487  1665897 SH       SOLE              1665897      0    0
UTS Energy Corp.               COM              903396109    18729  3291500 SH       SOLE              3291500      0    0
ViroPharma Inc.                COM              928241108    15619  1131826 SH       SOLE              1131826      0    0
WebSense                       COM              947684106    24356  1146187 SH       SOLE              1146187      0    0
Whiting Petroleum Corporation  COM              966387102     3242    80000 SH       SOLE                80000      0    0
Whole Foods Market Inc.        COM              966837106      536    14000 SH       SOLE                14000      0    0
Xtreme Coil Drilling Corp      COM              98417d102    11339  1097800 SH       SOLE              1097800      0    0